Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Registrant Name	NOVA LTD.
Entity Central Index Key	0001109345
Document Type	20-F
Document Registration Statement	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	000-30668
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	5 David Fikes St.
Entity Address, City or Town	Rehovot
Entity Address Country	IL
Entity Address, Postal Zip Code	7632805
Title of 12(b) Security	Ordinary Shares
Trading Symbol	NVMI
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	29,013,837
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Attestation Flag	true
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Business Contact [Member]
Contact Personnel Name	Dror David
Entity Address, Address Line One	5 David Fikes St.
Entity Address, City or Town	Rehovot
Entity Address Country	IL
Entity Address, Postal Zip Code	7632805
City Area Code	972
Local Phone Number	2295833